Quarterly Report
February 28, 2022
MFS®  Conservative
Allocation Fund
CON-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 59.9%
MFS Emerging Markets Debt Fund - Class R6	6,776,843	$89,522,100
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,153,978	90,014,630
MFS Global Opportunistic Bond Fund - Class R6	37,296,269	320,374,948
MFS Government Securities Fund - Class R6	47,023,230	460,827,658
MFS High Income Fund - Class R6	56,457,454	184,615,874
MFS Inflation-Adjusted Bond Fund - Class R6	41,894,478	467,961,321
MFS Limited Maturity Fund - Class R6	77,680,341	459,867,616
MFS Total Return Bond Fund - Class R6	64,471,001	689,839,714
		$2,763,023,861
International Stock Funds – 7.8%
MFS International Growth Fund - Class R6	1,686,099	$67,089,866
MFS International Intrinsic Value Fund - Class R6	1,451,043	68,257,079
MFS International Large Cap Value Fund - Class R6	5,240,742	67,867,608
MFS Research International Fund - Class R6	7,079,600	157,237,928
		$360,452,481
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	19,815,125	$97,886,715
MFS Global Real Estate Fund - Class R6	4,525,385	91,548,549
		$189,435,264
U.S. Stock Funds – 27.9%
MFS Growth Fund - Class R6	1,639,964	$274,119,887
MFS Mid Cap Growth Fund - Class R6	6,578,054	183,856,614
MFS Mid Cap Value Fund - Class R6	5,869,182	185,172,691
MFS New Discovery Fund - Class R6	1,500,337	46,555,452
MFS New Discovery Value Fund - Class R6	2,299,135	46,649,447
MFS Research Fund - Class R6	4,995,516	275,153,039
MFS Value Fund - Class R6	5,382,543	274,724,995
		$1,286,232,125
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.06% (v)	8,311,272	$8,311,272
Total Investment Companies		$4,607,455,003

Other Assets, Less Liabilities – 0.1%		4,515,385
Net Assets – 100.0%		$4,611,970,388
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $4,607,455,003.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,607,455,003	$—	$—	$4,607,455,003
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$86,337,625	$37,748,492	$13,168,187	$(3,294,305)	$(9,736,910)	$97,886,715
MFS Emerging Markets Debt Fund	122,009,614	3,869,141	24,504,227	(476,239)	(11,376,189)	89,522,100
MFS Emerging Markets Debt Local Currency Fund	83,477,497	18,887,835	2,618,328	(811,522)	(8,920,852)	90,014,630
MFS Global Opportunistic Bond Fund	231,214,408	118,113,999	488,945	(67,388)	(28,397,126)	320,374,948
MFS Global Real Estate Fund	84,261,427	8,436,876	1,507,354	132,819	224,781	91,548,549
MFS Government Securities Fund	408,728,426	69,050,030	3,235,471	(215,183)	(13,500,144)	460,827,658
MFS Growth Fund	245,267,554	45,387,409	5,288,791	273,714	(11,519,999)	274,119,887
MFS High Income Fund	202,808,224	18,329,912	27,782,955	(210,558)	(8,528,749)	184,615,874
MFS Inflation-Adjusted Bond Fund	412,520,884	70,757,739	4,765,508	(266,272)	(10,285,522)	467,961,321
MFS Institutional Money Market Portfolio	8,828,438	217,666,126	218,183,292	—	—	8,311,272
MFS International Growth Fund	82,760,207	7,366,961	13,373,122	4,841,726	(14,505,906)	67,089,866
MFS International Intrinsic Value Fund	81,797,598	10,063,658	14,358,093	3,023,026	(12,269,110)	68,257,079
MFS International Large Cap Value Fund	20,096,078	53,381,916	2,282,776	(65,237)	(3,262,373)	67,867,608
MFS Limited Maturity Fund	410,010,223	67,275,561	4,565,004	(140,915)	(12,712,249)	459,867,616
MFS Mid Cap Growth Fund	161,292,782	41,518,613	1,887,367	(309)	(17,067,105)	183,856,614
MFS Mid Cap Value Fund	167,854,999	23,709,596	5,238,625	44,846	(1,198,125)	185,172,691
MFS New Discovery Fund	40,781,442	21,645,867	250,018	(85,365)	(15,536,474)	46,555,452
MFS New Discovery Value Fund	42,645,743	7,852,759	1,611,378	2,233	(2,239,910)	46,649,447
MFS Research Fund	248,542,001	39,868,741	2,029,551	(27,352)	(11,200,800)	275,153,039
MFS Research International Fund	166,900,690	8,990,676	6,427,579	1,196,817	(13,422,676)	157,237,928
MFS Total Return Bond Fund	615,025,975	113,876,313	1,864,757	(110,069)	(37,087,748)	689,839,714
MFS Value Fund	253,075,579	28,829,643	2,200,840	21,909	(5,001,296)	274,724,995
	$4,176,237,414	$1,032,627,863	$357,632,168	$3,766,376	$(247,544,482)	$4,607,455,003
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$33,663,963	$—
MFS Emerging Markets Debt Fund	3,608,429	—
MFS Emerging Markets Debt Local Currency Fund	2,930,481	—
MFS Global Opportunistic Bond Fund	8,466,120	7,003,063
MFS Global Real Estate Fund	1,573,247	505,371
MFS Government Securities Fund	4,124,196	—
MFS Growth Fund	—	7,628,258
MFS High Income Fund	6,496,989	—
MFS Inflation-Adjusted Bond Fund	21,397,232	—
MFS Institutional Money Market Portfolio	2,791	—
MFS International Growth Fund	1,395,822	3,257,714
MFS International Intrinsic Value Fund	848,506	4,342,951
MFS International Large Cap Value Fund	2,385,393	303,010
MFS Limited Maturity Fund	4,709,506	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Mid Cap Growth Fund	$—	$6,159,028
MFS Mid Cap Value Fund	4,040,840	6,713,507
MFS New Discovery Fund	3,378,546	4,214,145
MFS New Discovery Value Fund	1,859,059	2,293,988
MFS Research Fund	3,588,800	12,041,397
MFS Research International Fund	2,339,813	—
MFS Total Return Bond Fund	12,706,688	6,741,026
MFS Value Fund	3,325,287	5,252,478
	$122,841,708	$66,455,936
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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